Inventories (Tables)	12 Months Ended
Dec. 31, 2020
Inventories [abstract]
Schedule of Inventories

	December 31,	December 31,
	2020	2019
		(Restated) note 4 (t)ii)
Concentrate stockpiles	$1,682	$2,640
Leach pad and gold-in-circuit	7,851	-
Doré bars	1,796	-
Ore stockpiles	11,640	6,085
Materials and supplies	22,020	8,599
Total inventories	$44,989	$17,324
Less: non-current portion (note 12)	(9,715)	(2,355)
Current inventories	$35,274	$14,969